CONSOLIDATED STATEMENTS OF CASH FLOWS - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of cash flows [abstract]
Net income	R$ 14,891.2	R$ 13,122.6	R$ 11,731.9
Depreciation, amortization and impairment	5,956.3	5,396.7	5,167.4
Impairment losses on receivables and inventory	351.8	200.8	296.1
Additions/(reversals) in provisions and employee benefits	232.7	244.6	239.7
Net finance costs	3,423.1	3,205.4	2,434.5
Losses/(gains) on sale of property, plant and equipment and intangible assets	(88.8)	(142.8)	(78.8)
Equity-settled share-based payment expenses	313.9	387.6	208.7
Income tax expense	(655.6)	636.6	1,762.5
Share of result of joint ventures	29.1	115.7	43.3
Hedge operations results	(466.6)	(1,852.2)	(1,769.9)
Other non-cash items included in profit	(17.4)
Cash flow from operating activities before changes in working capital and use of provisions	23,969.7	21,315.0	20,035.4
(Increase)/decrease in trade and other receivables	(322.5)	341.4	(848.8)
(Increase)/decrease in inventories	(3,088.0)	(3,499.5)	(1,303.4)
Increase/(decrease) in trade and other payables	726.6	6,157.5	3,049.8
Cash generated from operations	21,285.8	24,314.4	20,933.0
Interest paid	(826.3)	(498.2)	(768.8)
Interest received	1,095.0	377.1	320.3
Dividends received	6.6	13.1	13.8
Income tax paid	(919.0)	(1,305.1)	(1,642.5)
Cash flow from operating activities	20,642.1	22,901.3	18,855.8
Proceeds from sales of property, plant and equipment and intangible assets	133.9	301.7	108.0
Proceeds from sales of subsidiaries’ operations		0.5
Acquisitions of property, plant and equipment and intangible assets	(6,533.1)	(7,677.1)	(4,692.7)
Acquisitions of subsidiaries, net of cash acquired	(3.0)	(133.8)	(431.5)
Acquisitions of other investments	(30.0)	(5.3)	(19.1)
Investments in short-term debt securities and net proceeds/(acquisitions) of debt securities	1,413.0	(236.0)	(1,764.3)
Net proceeds/(acquisitions) of other assets	15.0	15.0
Cash flow from investing activities	(5,004.2)	(7,735.0)	(6,799.6)
Capital increase	23.8	9.1
Capital increase/(decrease) of non-controlling interest			0.7
Proceeds/(repurchases) of treasury shares	(54.1)	(44.2)	(7.4)
Acquisitions of non-controlling interest	(0.1)
Proceeds from borrowings	274.9	315.2	3,767.9
Repayment of borrowings	(230.2)	(2,454.0)	(2,042.9)
Cash net of finance costs other than interests	(3,255.1)	(2,089.6)	(2,971.5)
Payment of lease liabilities	(854.7)	(663.2)	(498.5)
Dividends and interest on shareholders’ equity paid	(12,242.3)	(11,115.3)	(6,850.3)
Cash flow from financing activities	(16,337.8)	(16,042.0)	(8,602.0)
Net increase/(decrease) in cash and cash equivalents	(699.9)	(875.7)	3,454.2
Cash and cash equivalents less bank overdrafts at the beginning of the year	16,597.2	17,090.3	11,900.7
Effect of exchange rate fluctuations on cash and cash equivalents	(1,045.2)	382.6	1,735.4
Cash and cash equivalents less bank overdrafts at the end of the year	R$ 14,852.1	R$ 16,597.2	R$ 17,090.3